Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables [Abstract]
Schedule of other receivables
	December 31,	December 31,
	2022	2021
R&D tax credit receivable	672,600	224,465
Receivable from share issuance	—	255,187
Value added tax receivable	78,650	168,851
Withholding tax receivable	—	7,336
Receivable from suppliers and other	4,737	15,501
Total other receivables	755,987	671,340